UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
						                            	[  ] adds new holdings
							                                 entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
	        	2nd floor
	        	Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Michael OConnell
Title: Intern
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	Michael OConnell  Towson, MD	 July 7,1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	$167,907 (in $1000s)


List of Other Included Managers:  NONE









FORM 13F INFORMATION TABLE

 COLUMN 1             	COLUMN 2  	COLUMN 3   	COLUMN 4  	COLUMN 5  COLUMN 6  	 COLUMN 7   	COLUMN 8

 Name of Issuer  	    	Title 	    CUSIP      	Value   	  SHRS   	 	Investment  Other  		   Voting Authority
                       of CLASS                          (x1000)   Discretion 	Managers

Abbott Labs           	COM       	2824100    	3,790    		77,350   	Sole      	 None        77,350
Amer. Int'l Group     	COM       	26874107   	2,476    		25,627   	Sole      		None        25,627
Amer. Express         	COM       	25816109   	3,863    		37,690   	Sole      		None        37,690
Bristol Meyers        	COM       	110122108  	4,082    		30,510   	Sole      		None        30,510
Chase Manhattan       	COM       	16161A108   1,519    		21,400  		Sole      		None        21,400
Cisco Sys Inc         	COM       	17275R102   1,482    		15,975   	Sole      		None        15,975
Coca Cola Co          	COM       	191216100  	6,998   	 	104,462  	Sole      		None        104,462
Disney Walt Co        	COM       	254687106  	3,088   	 	102,956  	Sole      		None        102,956
Earthshell Corp       	COM       	27032B100  	10,900    	913,177  	Sole      		None        913,177
Fed Home Loan Mtg     	COM       	313400301  	5,874    		91,160   	Sole      		None        91,160
General Elec Co       	COM       	369604103  	6,038    		59,200  		Sole      		None        59,200
Gillette Co           	COM       	375766102  	5,225   	 	109,298  	Sole      		None        109,298
Intel Corp            	COM       	458140100  	17,661    	148,963  	Sole      		None        148,963
Johnson & Johnson     	COM       	478160104  	3,017    		35,980   	Sole      		None        35,980
Lucent Technologi     	COM       	549463107   307     	 	2,800   		Sole      		None        2,800
MCI Worldcom          	COM       	55268B106   5,903    		82,281   	Sole      		None        82,281
Mellon Bk Corp        	COM       	585509102  	3,554    		51,700   	Sole      		None        51,700
Merck & Co            	COM       	589331107  	11,052    	74,930   	Sole      		None        74,930
Microsoft Corp        	COM       	594918104  	16,016    	115,486  	Sole      		None        115,486
Pfizer Inc            	COM       	717081103  	5,050    		40,400   	Sole      		None        40,400
Philip Morris Cos     	COM       	718154107  	7,195   	 	134,487  	Sole      		None        134,487
Sylvan Learning S     	COM       	871399101  	2,886    		94,634   	Sole      		None        94,634
Weyerhaeuser Co       	COM       	962166104  	38,931    	766,188  	Sole      		None        766,188